Related Party Balances and Transactions - Schedule of Proceeds from Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Proceeds from Related Parties [Line Items]
Borrowing
Repayment		(1,362,951)
YEUNG Sing Yuet Sherry [Member]
Schedule of Proceeds from Related Parties [Line Items]
Borrowing
Repayment		(704,728)
Hang Feng International Holdings Co., Limited [Member]
Schedule of Proceeds from Related Parties [Line Items]
Borrowing
Repayment		$ (658,223)